Summary of deferred revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current contract liabilities	$ 9	$ 120
Non-current contract liabilities	1,049	914
Contract liabilities	1,058	1,034
Pharmanovia [member]
IfrsStatementLineItems [Line Items]
Current contract liabilities		115
Non-current contract liabilities	999	875
Contract liabilities	999	990
NK Meditech Limited [member]
IfrsStatementLineItems [Line Items]
Current contract liabilities		5
Non-current contract liabilities	50	39
Contract liabilities	50	$ 44
Davimed GmbH [member]
IfrsStatementLineItems [Line Items]
Current contract liabilities	9
Non-current contract liabilities
Contract liabilities	$ 9